Commitments and Contingencies - Additional Information (Details) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Commitments And Contingencies [Line Items]
Deferred underwriting commissions	$ 8,750,000	$ 8,750,000	$ 8,750,000
Legal fees		$ 490,000
Underwriting Agreement
Commitments And Contingencies [Line Items]
Over allotment option expiration date	Oct. 31, 2020	Oct. 31, 2020
Underwriting discount description	The underwriters were entitled to an underwriting discount of $0.20 per unit, or $5.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $8.8 million in the aggregate will be payable to the underwriters for deferred underwriting commissions.	The underwriters were entitled to an underwriting discount of $0.20 per unit, or $5.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $8.8 million in the aggregate will be payable to the underwriters for deferred underwriting commissions
Underwriting discount per unit	$ 0.20	$ 0.20
Aggregate underwriting discount	$ 5,000,000	$ 5,000,000
Deferred underwriting discount per unit	$ 0.35	$ 0.35
Deferred underwriting commissions	$ 8,800,000	$ 8,800,000
Over-Allotment Option | Underwriting Agreement
Commitments And Contingencies [Line Items]
Period granted to underwriter to purchase additional units	45 days	45 days
Over-Allotment Option | Maximum | Underwriting Agreement
Commitments And Contingencies [Line Items]
Concentrations of credit risk federal depository insurance coverage limit	3,750,000	3,750,000